Note Payable	9 Months Ended
Sep. 30, 2013
Note Payable [Abstract]
Note Payable

Note 2 - Note Payable.

Termination Agreement:

During October 2013 we paid all amounts due under the credit facility with TCA Global Credit Master Fund, LP (the "Lender" or "TCA") described below, aggregating $550,000. Following the repayment of the credit facility, in October 2013 we entered into a Termination Agreement with TCA whereby we terminated the Amended Credit Agreement and all of our obligations thereunder. As part of this Termination Agreement, we also redeemed the 174,010 shares issued to TCA pursuant to the credit facility, thereby terminating any obligations under the make whole provisions of the Termination Agreement. We paid TCA $175,000 to redeem the shares.

Credit Facility:

Effective February 22, 2013, the Company entered into a senior secured revolving credit facility agreement (the "Credit Agreement") with TCA Global Credit Master Fund, LP (the "Lender" or "TCA"). Pursuant to the Credit Agreement, the Lender agreed to loan up to $5,000,000 for working capital purposes. A total of $300,000 was funded by Lender in connection with the closing and we received net proceeds of $257,850. The amounts borrowed pursuant to the Credit Agreement were evidenced by a revolving promissory note ("Revolving Note"), the repayment of which was secured by a security agreement ("Security Agreement") executed by the Company. Pursuant to the Security Agreement, the repayment of the Revolving Note was secured by a security interest in substantially all of our assets in favor of Lender. The initial Revolving Note in the amount of $300,000 was due and payable along with interest thereon on August 22, 2013, unless extended an additional six months so long as no Event of Default has occurred, and bore interest at the rate of 18% per annum.

We also agreed to pay Lender various fees during the term of the Credit Agreement, including a $1,500 asset monitoring fee (which increases as additional amounts are borrowed under the Credit Agreement) due each quarter that the Credit Agreement is outstanding, a commitment fee of 4 % of the revolving loan commitment and 2% of any increase in the amount thereof, other associated fees as more fully disclosed in the Credit Agreement. We also paid Lender due diligence and document review fees of $22,500 in connection with the closing. In total, we incurred $42,150 in fees, expenses and other costs at closing which were deducted from the proceeds, and netted $257,850 in connection with the execution of the Credit Agreement.

We also agreed to pay Lender a fee of $100,000, payable in the form of 99,010 shares of Class A common stock (the "Facility Fee Shares"). In the event that Facility Fee Shares were sold for less than $100,000, we were required to pay Lender the balance of $100,000 less the amount of proceeds from the sale or, alternatively, issue additional shares in an amount as to reach the $100,000 aggregate. Because of the potential of the transfer of assets to settle this fee, we have recorded $100,000 as a liability on the balance sheet at September 30, 2013 (see Termination Agreement above).

In total, we incurred costs aggregating $166,633, including the amount allocated to the Facility Fee Shares. These costs are being amortized over the term on the note. During the three and nine months ended September 30, 2013 we have amortized $48,525 and $166,633, respectively, of these costs as interest expense and the costs have been fully amortized at September 30, 2013.

Credit Facility Amendment:

On June 11, 2013, we entered into the First Amendment to Credit Agreement (the "Amended Credit Agreement") which increased our credit line to $550,000. The amounts borrowed pursuant to the Amended Credit Agreement were evidenced by a convertible Replacement Revolving Note in the principal amount of $550,000 (the " Amended Revolving Note "), due August 22, 2013, which amended, restated and replaced the initial revolving note delivered TCA in February 2012.

The Amended Revolving Note also included a new make-whole provision. In the event TCA should elect to convert the note pursuant to its terms, and if upon the sale of those shares of our Class A common stock it did not realize net proceeds equal to the principal amount and accrued interest due under the note so converted, we were obligated to issue TCA additional shares of our Class A common stock at a per share price equal to the average volume weighted price of our Class A common stock during the five business days before the notice of conversion.

Upon the closing of the second draw under the Credit Agreement, we paid TCA a transaction advisory fee of 2% ($5,000), due diligence fees of $2,500, legal fees of TCA's counsel and out of pocket charges of $8,925 and a finder's fee of $5,000 to Meyers Associates, LP, a broker dealer. In total, we incurred $21,425 in fees, expenses and other costs at closing which were deducted from the proceeds, and netted $228,575 in connection with the execution of the second draw under the Credit Agreement. Under the terms of the Amended Credit Agreement, the asset monitoring fee was also increased to $2,000 per calendar quarter.

We also paid TCA an advisory fee of $75,000 which was paid through the issuance of 75,000 shares of our Class A common stock (the "Advisory Shares"). In the event TCA did not receive at least $75,000 in net proceeds from the sale of those Advisory Shares, we were obligated to issue TCA additional shares of our Class A common stock in an amount sufficient that, when sold, provided net proceeds to TCA equal to the $75,000 advisory fee. Because of the potential of the transfer of assets to settle this fee, we have recorded $75,000 as a liability on the balance sheet at September 30, 2013 (see Termination Agreement above).

In total, we incurred costs aggregating $108,104, including the amount allocated to the Advisory Shares. These costs are being amortized over the term of the note. During the three and nine months ended September 30, 2013 we have amortized $78,487 and $108,104, respectively, of these costs as interest expense and the costs have been fully amortized at September 30, 2013.